Share-Based Compensation (Narrative) (Details) - Stock Option Awards [Member] $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2026 CAD ($) shares $ / shares	Jan. 31, 2025 CAD ($) shares $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 9.4	$ 3.1
Granted | shares	1.6	2.0
Weighted average fair value of options granted | $ / shares	$ 21.89	$ 12.80